Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive Loss	Certain prior year amounts have been reclassified to conform with the current year presentation, as follows (in RMB).
	Previously reported
	March 31, 2023	(Decrease)/ Increase	March 31, 2023
			(Reclassified)
Consolidated Statements of Operations and Comprehensive Loss
General and administrative	81,595,277	(8,655,487)	72,939,790
Impairment loss on inventory, property, plant and equipment and other assets	-	8,655,487	8,655,487
	Previously reported
	March 31, 2022	(Decrease)/ Increase	March 31, 2022
			(Reclassified)
Consolidated Statements of Operations and Comprehensive Loss
General and administrative	107,620,500	(9,476,354)	98,144,146
Impairment loss on inventory, property, plant and equipment and other assets	-	9,476,354	9,476,354

Schedule of Currency Exchange Rates Used in Preparing Lakeshore Group’s CFS	The following table outlines the currency exchange rates used in preparing Lakeshore Group’s CFS:
	As of March 31,		Years Ended March 31,
	2023	2024	2022	2023	2024
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	6.8717	7.0950	6.4598	6.6100	6.9834
RMB:1S$	5.1760	5.2762	4.7850	4.9346	5.2261
RMB:1PHP	NA	0.1286	NA	NA	0.1275

Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life	Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.
Category	Estimated useful life
Plant and building	6-20 years
Machinery and equipment	5-10 years
Furniture and fixtures	3-7 years
Motor vehicle	4-5 years
Leasehold improvement	Lesser of the lease term or life of assets

Schedule of Percentage of Lakeshore Group’s Top 5 Vendors Accounting for Total Purchases	Details of Lakeshore Group’s top 5 vendors accounting for total purchases are as follows:
	Year Ended March 31, 2024
	(RMB)	(US$)
Vendor D	36,567,150	$5,153,932	20.2%
Vendor I	19,635,180	2,767,467	10.8%
Vendor C	13,260,918	1,869,051	7.3%
Vendor J	10,090,875	1,422,252	5.6%
Vendor G	9,544,080	1,345,184	5.3%
Total	89,098,203	$12,557,886	49.2%
	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%
	Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%

Schedule of Balance and Percentage of Lakeshore Group’s Top 5 Vendors Accounting for Total Purchases	Details of Lakeshore Group’s key vendors accounting for accounts payable are as follows:
	As of March 31, 2024
	(RMB)	(US$)
Vendor D	3,408,375	480,391	5.0%
Total	3,408,375	$480,391	5.0%
	As of March 31, 2023
	(RMB)	(US$)
Vendor A	3,220,000	$468,589	4.0%
Vendor F	420	61	0.0%
Vendor H	16,118	2,346	0.0%
Total	3,236,538	$470,996	4.0%